SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Summary of Share Option Activity
	Year ended December 31, 2012				Year ended December 31, 2013				Year ended December 31, 2014
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114	13,520,101	16.89	4.54	10,940
Granted	2,205,250	20.76	-	-	-	-	-	-
Exercised	(1,494,420)	5.12	-	5,856	-	-	-	-	-	-	-	-
Forfeited or expired	(1,319,820)	24.75	-	-	(2,633,211)	20.98	-	54,430	(701,895)	22.95	-	-
Outstanding at end of year	16,153,312	18.30	5.9	29,114	13,520,101	16.89	4.54	10,940	12,818,206	16.78	3.49	175
Exercisable at end of year	12,963,768	16.25	5.4	29,112	12,926,779	16.48	4.43	10,940	12,679,241	16.72	3.45	64
Expected to be vested					119,485	26.09	7.2	-	120,965	20.31	6.69	-

Summary of Unvested Options under the Employee Share Option Plan
	Year ended December 31, 2014
	Shares	Weighted Average Grant - date fair value
Unvested at January 1, 2014	593,322	10.44
Granted	-	-
Vested	(391,944)	10.96
Forfeited	(62,413)	9.20
Unvested at December31, 2014	138,965	10.03

Schedule of restricted stock awards activities
	Years ended December 31, 2014
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term

Outstanding at beginning of year	-	-	-
Granted	24,340,771	0.71	3.00
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	24,340,771	0.71	2.63
Vested and expected to vest at December 31, 2014	19,269,777	0.71	2.63